EQUITY (Tables)	12 Months Ended
Mar. 31, 2015
EQUITY
Changes in Accumulated Other Comprehensive Income (Loss)

	Net Unrealized Gains on Securities	Net Unrealized Losses on Derivative Financial Instruments	Pension Adjustments	Foreign Currency Translation Adjustments	Total Accumulated Other Comprehensive Income
	(Yen in millions)
Balance at March 31, 2012	¥40,735	¥(70)	¥(12,290)	¥(110,014)	¥(81,639)
Net change for the year	94,513	2	(11,111)	48,648	132,052
Other	––	0	(14)	(261)	(275)

Balance at March 31, 2013	135,248	(68)	(23,415)	(61,627)	50,138
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	160,366	(488)	3,402	40,214	203,494
Amounts reclassified from accumulated other comprehensive income	(1,831)	296	(1,079)	––	(2,614)

Other comprehensive income (loss), net	158,535	(192)	2,323	40,214	200,880

Equity transactions with noncontrolling interests	––	0	(9)	(46)	(55)

Balance at March 31, 2014	293,783	(260)	(21,101)	(21,459)	250,963
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	174,548	(353)	(5,978)	52,179	220,396
Amounts reclassified from accumulated other comprehensive income	(490)	241	(1,305)	(28)	(1,582)

Other comprehensive income (loss), net	174,058	(112)	(7,283)	52,151	218,814

Equity transactions with noncontrolling interests	––	0	(68)	(36)	(104)

Balance at March 31, 2015	¥467,841	¥(372)	¥(28,452)	¥30,656	¥469,673

Tax Effects Allocated to each Component of Other Comprehensive Income (Loss) and Adjustments, Excluding Amounts Attributable to Noncontrolling Interests

	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Yen in millions)
For the year ended March 31, 2013:
Net unrealized gains on securities:
Amount arising during the year	¥151,607	¥(55,708)	¥95,899
Reclassification adjustments for gains and losses realized in net income	(3,800)	2,414	(1,386)

Net change for the year	147,807	(53,294)	94,513
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(170)	24	(146)
Reclassification adjustments for gains and losses realized in net income	182	(34)	148

Net change for the year	12	(10)	2
Pension adjustments:
Amount arising during the year	(13,508)	3,689	(9,819)
Reclassification adjustments for gains and losses realized in net income	(1,940)	648	(1,292)

Net change for the year	(15,448)	4,337	(11,111)
Foreign currency translation adjustments	48,648	––	48,648

Other comprehensive income (loss)	¥181,019	¥(48,967)	¥132,052

For the year ended March 31, 2014:
Net unrealized gains on securities:
Amount arising during the year	¥250,322	¥(89,956)	¥160,366
Reclassification adjustments for gains and losses realized in net income	(2,861)	1,030	(1,831)

Net change for the year	247,461	(88,926)	158,535
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(692)	204	(488)
Reclassification adjustments for gains and losses realized in net income	370	(74)	296

Net change for the year	(322)	130	(192)
Pension adjustments:
Amount arising during the year	5,341	(1,939)	3,402
Reclassification adjustments for gains and losses realized in net income	(1,746)	667	(1,079)

Net change for the year	3,595	(1,272)	2,323
Foreign currency translation adjustments	40,214	––	40,214

Other comprehensive income (loss)	¥290,948	¥(90,068)	¥200,880

For the year ended March 31, 2015:
Net unrealized gains on securities:
Amount arising during the year	¥272,884	¥(98,336)	¥174,548
Reclassification adjustments for gains and losses realized in net income	(510)	20	(490)

Net change for the year	272,374	(98,316)	174,058
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(469)	116	(353)
Reclassification adjustments for gains and losses realized in net income	304	(63)	241

Net change for the year	(165)	53	(112)
Pension adjustments:
Amount arising during the year	(6,885)	907	(5,978)
Reclassification adjustments for gains and losses realized in net income	(2,190)	885	(1,305)

Net change for the year	(9,075)	1,792	(7,283)
Foreign currency translation adjustments:
Amount arising during the year	52,179	––	52,179
Reclassification adjustments for gains and losses realized in net income	(28)	––	(28)

Net change for the year	52,151	––	52,151

Other comprehensive income (loss)	¥315,285	¥(96,471)	¥218,814

Reclassification Out of Accumulated Other Comprehensive Income

The amounts reclassified out of accumulated other comprehensive income and the affected line items in the consolidated statements of income for the year ended March 31, 2014 are as follows:

Amounts in parentheses indicate gains in the consolidated statements of income.

Details about accumulated other comprehensive income components	Affected line items	For the year ended March 31, 2014
		(Yen in millions)
Net unrealized gains (losses) on securities:
Sales of securities	Other, net	¥(2,862)

	Income before income taxes	(2,862)
	Income taxes	1,030

	Net income	(1,832)
	Net income attributable to noncontrolling interests	1

	Net income attributable to shareholders of Kyocera Corporation	(1,831)

Net unrealized gains (losses) on derivative financial Instruments:
Foreign currency forward contracts and interest rate swaps	Net sales	(50)
	Cost of sales	491
	Foreign currency transaction gains, net	8
	Other, net	44

	Income before income taxes	493
	Income taxes	(95)

	Net income	398
	Net income attributable to noncontrolling interests	(102)

	Net income attributable to shareholders of Kyocera Corporation	296

Pension adjustments:
Amortization of prior service cost and recognized actuarial loss	*	(1,652)

	Income before income taxes	(1,652)
	Income taxes	629

	Net income	(1,023)
	Net income attributable to noncontrolling interests	(56)

	Net income attributable to shareholders of Kyocera Corporation	(1,079)

Total reclassifications for the period		¥(2,614)

*   As for the affected line items in the consolidated statements of income by reclassification of pension adjustments, please refer to the Note 11 to the Consolidated Financial Statements.

The amounts reclassified out of accumulated other comprehensive income and the affected line items in the consolidated statements of income for the year ended March 31, 2015 are as follows:

Amounts in parentheses indicate gains in the consolidated statements of income.

Details about accumulated other comprehensive income components	Affected line items	For the year ended March 31, 2015
		(Yen in millions)
Net unrealized gains (losses) on securities:
Sales of securities, and others	Other, net	¥(510)

	Income before income taxes	(510)
	Income taxes	20

	Net income	(490)
	Net income attributable to noncontrolling interests	—

	Net income attributable to shareholders of Kyocera Corporation	(490)

Net unrealized gains (losses) on derivative financial Instruments:
Foreign currency forward contracts and interest rate swaps	Net sales	(1,111)
	Cost of sales	1,433
	Foreign currency transaction gains, net	(24)
	Other, net	88

	Income before income taxes	386
	Income taxes	(76)

	Net income	310
	Net income attributable to noncontrolling interests	(69)

	Net income attributable to shareholders of Kyocera Corporation	241

Pension adjustments:
Amortization of prior service cost and recognized actuarial loss	*	(2,121)

	Income before income taxes	(2,121)
	Income taxes	886

	Net income	(1,235)
	Net income attributable to noncontrolling interests	(70)

	Net income attributable to shareholders of Kyocera Corporation	(1,305)

Foreign currency translation adjustments:
Sale of an investment in an affiliate, and others	Other, net	(28)

	Income before income taxes	(28)
	Income taxes	—

	Net income	(28)
	Net income attributable to noncontrolling interests	—

	Net income attributable to shareholders of Kyocera Corporation	(28)

Total reclassifications for the period		¥(1,582)

*   As for the affected line items in the consolidated statements of income by reclassification of pension adjustments, please refer to the Note 11 to the Consolidated Financial Statements.